Portfolio of Investments February 28, 2025
Lifecycle Index Retirement Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—40.1%
30,643,572
Nuveen Bond Index Fund, Class W $ 296,936,213
TOTAL FIXED INCOME 296,936,213
INFLATION-PROTECTED ASSETS—10.0%
6,876,152
Nuveen Inflation Linked Bond Fund, Class W 74,056,160
TOTAL INFLATION-PROTECTED ASSETS 74,056,160
INTERNATIONAL EQUITY—14.0%
2,910,000
Nuveen Emerging Markets Equity Index Fund, Class W 32,242,803
3,001,560
Nuveen International Equity Index Fund, Class W 71,437,119
TOTAL INTERNATIONAL EQUITY 103,679,922
SHORT-TERM FIXED INCOME—9.9%
7,631,793
Nuveen Short Term Bond Index Fund, Class W 73,646,798
TOTAL SHORT-TERM FIXED INCOME 73,646,798
U.S. EQUITY—25.9%
4,642,033
Nuveen Equity Index Fund, Class W 192,644,350
TOTAL U.S. EQUITY 192,644,350
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $621,024,357) 740,963,443
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
GOVERNMENT AGENCY DEBT—0.2%
$1,493,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 1,492,477
TOTAL GOVERNMENT AGENCY DEBT 1,492,477
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,492,657) 1,492,477
TOTAL INVESTMENTS—100.1%
(Cost $622,517,014) 742,455,920
OTHER ASSETS & LIABILITIES, NET—(0.1)% (1,008,030)
NET ASSETS—100.0% $ 741,447,890
(a) Affiliated fund.

Lifecycle Index Retirement Income

Portfolio of Investments February 28, 2025
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index Retirement Income
Affiliated investment companies $740,963,443 $— $— $740,963,443
Short-term investments — 1,492,477 — 1,492,477
Total $740,963,443 $1,492,477 $— $742,455,920
1 1 1 1 1

Portfolio of Investments February 28, 2025
Lifecycle Index 2010

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—40.1%
27,115,871
Nuveen Bond Index Fund, Class W $ 262,752,792
TOTAL FIXED INCOME 262,752,792
INFLATION-PROTECTED ASSETS—10.0%
6,084,684
Nuveen Inflation Linked Bond Fund, Class W 65,532,044
TOTAL INFLATION-PROTECTED ASSETS 65,532,044
INTERNATIONAL EQUITY—12.4%
2,278,059
Nuveen Emerging Markets Equity Index Fund, Class W 25,240,895
2,347,405
Nuveen International Equity Index Fund, Class W 55,868,245
TOTAL INTERNATIONAL EQUITY 81,109,140
SHORT-TERM FIXED INCOME—14.5%
9,864,896
Nuveen Short Term Bond Index Fund, Class W 95,196,243
TOTAL SHORT-TERM FIXED INCOME 95,196,243
U.S. EQUITY—22.8%
3,601,443
Nuveen Equity Index Fund, Class W 149,459,867
TOTAL U.S. EQUITY 149,459,867
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $532,207,148) 654,050,086
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$1,004,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 1,003,649
TOTAL GOVERNMENT AGENCY DEBT 1,003,649
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,003,769) 1,003,649
TOTAL INVESTMENTS—99.9%
(Cost $533,210,917) 655,053,735
OTHER ASSETS & LIABILITIES, NET—0.1% 438,568
NET ASSETS—100.0% $ 655,492,303
(a) Affiliated fund.

Lifecycle Index 2010

Portfolio of Investments February 28, 2025
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2010
Affiliated investment companies $654,050,086 $— $— $654,050,086
Short-term investments — 1,003,649 — 1,003,649
Total $654,050,086 $1,003,649 $— $655,053,735
1 1 1 1 1

Portfolio of Investments February 28, 2025
Lifecycle Index 2015

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.1%(a)
FIXED INCOME—40.2%
42,605,132
Nuveen Bond Index Fund, Class W $ 412,843,733
TOTAL FIXED INCOME 412,843,733
INFLATION-PROTECTED ASSETS—9.9%
9,434,375
Nuveen Inflation Linked Bond Fund, Class W 101,608,218
TOTAL INFLATION-PROTECTED ASSETS 101,608,218
INTERNATIONAL EQUITY—14.1%
4,093,672
Nuveen Emerging Markets Equity Index Fund, Class W 45,357,883
4,217,195
Nuveen International Equity Index Fund, Class W 100,369,251
TOTAL INTERNATIONAL EQUITY 145,727,134
SHORT-TERM FIXED INCOME—9.8%
10,451,500
Nuveen Short Term Bond Index Fund, Class W 100,856,977
TOTAL SHORT-TERM FIXED INCOME 100,856,977
U.S. EQUITY—26.1%
6,457,920
Nuveen Equity Index Fund, Class W 268,003,690
TOTAL U.S. EQUITY 268,003,690
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $808,477,853) 1,029,039,752
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
GOVERNMENT AGENCY DEBT—0.1%
$766,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 765,732
TOTAL GOVERNMENT AGENCY DEBT 765,732
TOTAL SHORT-TERM INVESTMENTS
(Cost $765,824) 765,732
TOTAL INVESTMENTS—100.2%
(Cost $809,243,677) 1,029,805,484
OTHER ASSETS & LIABILITIES, NET—(0.2)% (2,322,231)
NET ASSETS—100.0% $ 1,027,483,253
(a) Affiliated fund.

Lifecycle Index 2015

Portfolio of Investments February 28, 2025
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2015
Affiliated investment companies $1,029,039,752 $— $— $1,029,039,752
Short-term investments — 765,732 — 765,732
Total $1,029,039,752 $765,732 $— $1,029,805,484
1 1 1 1 1

Portfolio of Investments February 28, 2025
Lifecycle Index 2020

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.1%
124,404,975
Nuveen Bond Index Fund, Class W $ 1,205,484,205
TOTAL FIXED INCOME 1,205,484,205
INFLATION-PROTECTED ASSETS—7.9%
22,518,475
Nuveen Inflation Linked Bond Fund, Class W 242,523,975
TOTAL INFLATION-PROTECTED ASSETS 242,523,975
INTERNATIONAL EQUITY—16.0%
13,771,771
Nuveen Emerging Markets Equity Index Fund, Class W 152,591,217
14,200,870
Nuveen International Equity Index Fund, Class W 337,980,706
TOTAL INTERNATIONAL EQUITY 490,571,923
SHORT-TERM FIXED INCOME—7.8%
24,939,804
Nuveen Short Term Bond Index Fund, Class W 240,669,105
TOTAL SHORT-TERM FIXED INCOME 240,669,105
U.S. EQUITY—29.2%
21,693,662
Nuveen Equity Index Fund, Class W 900,286,978
TOTAL U.S. EQUITY 900,286,978
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,416,614,597) 3,079,536,186
TOTAL INVESTMENTS—100.0%
(Cost $2,416,614,597) 3,079,536,186
OTHER ASSETS & LIABILITIES, NET—0.0% 1,464,190
NET ASSETS—100.0% $ 3,081,000,376
(a) Affiliated fund.
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2020
Affiliated investment companies $3,079,536,186 $— $— $3,079,536,186
Total $3,079,536,186 $— $— $3,079,536,186
1 1 1 1 1

Lifecycle Index 2025
Portfolio of Investments February 28, 2025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—37.8%
239,957,401
Nuveen Bond Index Fund, Class W $ 2,325,187,216
TOTAL FIXED INCOME 2,325,187,216
INFLATION-PROTECTED ASSETS—5.9%
33,420,133
Nuveen Inflation Linked Bond Fund, Class W 359,934,834
TOTAL INFLATION-PROTECTED ASSETS 359,934,834
INTERNATIONAL EQUITY—17.7%
30,586,562
Nuveen Emerging Markets Equity Index Fund, Class W 338,899,110
31,536,069
Nuveen International Equity Index Fund, Class W 750,558,441
TOTAL INTERNATIONAL EQUITY 1,089,457,551
SHORT-TERM FIXED INCOME—5.8%
37,023,064
Nuveen Short Term Bond Index Fund, Class W 357,272,566
TOTAL SHORT-TERM FIXED INCOME 357,272,566
U.S. EQUITY—32.6%
48,258,455
Nuveen Equity Index Fund, Class W 2,002,725,900
TOTAL U.S. EQUITY 2,002,725,900
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,807,939,720) 6,134,578,067
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$6,319,000 (b) Bank of New York Mellon Corp 4 .350% 03/03/25 6,319,000
TOTAL REPURCHASE AGREEMENT 6,319,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,319,000) 6,319,000
TOTAL INVESTMENTS—99.9%
(Cost $4,814,258,720) 6,140,897,067
OTHER ASSETS & LIABILITIES, NET—0.1% 3,832,485
NET ASSETS—100.0% $ 6,144,729,552
(a) Affiliated fund.
(b) Agreement with Bank of New York Mellon Corp, 4.350% dated 2/28/25 to be repurchased at $6,371,778 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 4.000%
and maturity date 12/15/27, valued at $6,445,463.

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2025
Affiliated investment companies $6,134,578,067 $— $— $6,134,578,067
Short-term investments — 6,319,000 — 6,319,000
Total $6,134,578,067 $6,319,000 $— $6,140,897,067
1 1 1 1 1

Lifecycle Index 2030
Portfolio of Investments February 28, 2025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—33.8%
307,736,669
Nuveen Bond Index Fund, Class W $ 2,981,968,324
TOTAL FIXED INCOME 2,981,968,324
INFLATION-PROTECTED ASSETS—3.9%
31,552,251
Nuveen Inflation Linked Bond Fund, Class W 339,817,741
TOTAL INFLATION-PROTECTED ASSETS 339,817,741
INTERNATIONAL EQUITY—20.5%
50,851,517
Nuveen Emerging Markets Equity Index Fund, Class W 563,434,806
52,396,616
Nuveen International Equity Index Fund, Class W 1,247,039,451
TOTAL INTERNATIONAL EQUITY 1,810,474,257
SHORT-TERM FIXED INCOME—3.8%
34,957,055
Nuveen Short Term Bond Index Fund, Class W 337,335,585
TOTAL SHORT-TERM FIXED INCOME 337,335,585
U.S. EQUITY—37.8%
80,150,166
Nuveen Equity Index Fund, Class W 3,326,231,900
TOTAL U.S. EQUITY 3,326,231,900
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,714,330,034) 8,795,827,807
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$10,136,000 (b) Bank of New York Mellon Corp 4 .350% 03/03/25 10,136,000
TOTAL REPURCHASE AGREEMENT 10,136,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,136,000) 10,136,000
TOTAL INVESTMENTS—99.9%
(Cost $6,724,466,034) 8,805,963,807
OTHER ASSETS & LIABILITIES, NET—0.1% 4,902,692
NET ASSETS—100.0% $ 8,810,866,499
(a) Affiliated fund.
(b) Agreement with Bank of New York Mellon Corp, 4.350% dated 2/28/25 to be repurchased at $10,220,658 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 4.000%
and maturity date 12/15/27, valued at $10,338,790.

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2030
Affiliated investment companies $8,795,827,807 $— $— $8,795,827,807
Short-term investments — 10,136,000 — 10,136,000
Total $8,795,827,807 $10,136,000 $— $8,805,963,807
1 1 1 1 1

Lifecycle Index 2035
Portfolio of Investments February 28, 2025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—29.6%
290,086,743
Nuveen Bond Index Fund, Class W $ 2,810,940,541
TOTAL FIXED INCOME 2,810,940,541
INFLATION-PROTECTED ASSETS—1.9%
16,382,006
Nuveen Inflation Linked Bond Fund, Class W 176,434,203
TOTAL INFLATION-PROTECTED ASSETS 176,434,203
INTERNATIONAL EQUITY—23.5%
62,734,816
Nuveen Emerging Markets Equity Index Fund, Class W 695,101,760
64,632,834
Nuveen International Equity Index Fund, Class W 1,538,261,452
TOTAL INTERNATIONAL EQUITY 2,233,363,212
SHORT-TERM FIXED INCOME—1.8%
18,152,110
Nuveen Short Term Bond Index Fund, Class W 175,167,862
TOTAL SHORT-TERM FIXED INCOME 175,167,862
U.S. EQUITY—43.1%
98,842,200
Nuveen Equity Index Fund, Class W 4,101,951,306
TOTAL U.S. EQUITY 4,101,951,306
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $7,004,446,681) 9,497,857,124
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$9,923,000 (b) Bank of New York Mellon Corp 4 .350% 03/03/25 9,923,000
TOTAL REPURCHASE AGREEMENT 9,923,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,923,000) 9,923,000
TOTAL INVESTMENTS—100.0%
(Cost $7,014,369,681) 9,507,780,124
OTHER ASSETS & LIABILITIES, NET—0.0% 2,339,436
NET ASSETS—100.0% $ 9,510,119,560
(a) Affiliated fund.
(b) Agreement with Bank of New York Mellon Corp, 4.350% dated 2/28/25 to be repurchased at $10,005,878 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 4.000%
and maturity date 12/15/27, valued at $10,121,482.

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2035
Affiliated investment companies $9,497,857,124 $— $— $9,497,857,124
Short-term investments — 9,923,000 — 9,923,000
Total $9,497,857,124 $9,923,000 $— $9,507,780,124
1 1 1 1 1

Lifecycle Index 2040
Portfolio of Investments February 28, 2025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—21.5%
223,409,237
Nuveen Bond Index Fund, Class W $ 2,164,835,509
TOTAL FIXED INCOME 2,164,835,509
INTERNATIONAL EQUITY—27.6%
77,985,705
Nuveen Emerging Markets Equity Index Fund, Class W 864,081,612
80,349,197
Nuveen International Equity Index Fund, Class W 1,912,310,894
TOTAL INTERNATIONAL EQUITY 2,776,392,506
U.S. EQUITY—50.8%
122,864,077
Nuveen Equity Index Fund, Class W 5,098,859,196
TOTAL U.S. EQUITY 5,098,859,196
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,975,483,498) 10,040,087,211
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$16,815,000 (b) Bank of New York Mellon Corp 4 .350% 03/03/25 16,815,000
TOTAL REPURCHASE AGREEMENT 16,815,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,815,000) 16,815,000
TOTAL INVESTMENTS—100.1%
(Cost $6,992,298,498) 10,056,902,211
OTHER ASSETS & LIABILITIES, NET—(0.1)% (5,893,111)
NET ASSETS—100.0% $ 10,051,009,100
(a) Affiliated fund.
(b) Agreement with Bank of New York Mellon Corp, 4.350% dated 2/28/25 to be repurchased at $16,955,441 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 4.000%
and maturity date 12/15/27, valued at $17,151,332.

Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2040
Affiliated investment companies $10,040,087,211 $— $— $10,040,087,211
Short-term investments — 16,815,000 — 16,815,000
Total $10,040,087,211 $16,815,000 $— $10,056,902,211
1 1 1 1 1

Lifecycle Index 2045
Portfolio of Investments February 28, 2025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—13.8%
122,331,169
Nuveen Bond Index Fund, Class W $ 1,185,389,030
TOTAL FIXED INCOME 1,185,389,030
INTERNATIONAL EQUITY—30.3%
73,261,091
Nuveen Emerging Markets Equity Index Fund, Class W 811,732,887
75,449,968
Nuveen International Equity Index Fund, Class W 1,795,709,228
TOTAL INTERNATIONAL EQUITY 2,607,442,115
U.S. EQUITY—55.7%
115,344,939
Nuveen Equity Index Fund, Class W 4,786,814,970
TOTAL U.S. EQUITY 4,786,814,970
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,012,962,980) 8,579,646,115
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$14,006,000 (b) Bank of New York Mellon Corp 4 .350% 03/03/25 14,006,000
TOTAL REPURCHASE AGREEMENT 14,006,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $14,006,000) 14,006,000
TOTAL INVESTMENTS—100.0%
(Cost $6,026,968,980) 8,593,652,115
OTHER ASSETS & LIABILITIES, NET—0.0% 387,301
NET ASSETS—100.0% $ 8,594,039,416
(a) Affiliated fund.
(b) Agreement with Bank of New York Mellon Corp, 4.350% dated 2/28/25 to be repurchased at $14,122,980 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 4.000%
and maturity date 12/15/27, valued at $14,286,167.

Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2045
Affiliated investment companies $8,579,646,115 $— $— $8,579,646,115
Short-term investments — 14,006,000 — 14,006,000
Total $8,579,646,115 $14,006,000 $— $8,593,652,115
1 1 1 1 1

Lifecycle Index 2050
Portfolio of Investments February 28, 2025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—10.0%
75,960,302
Nuveen Bond Index Fund, Class W $ 736,055,330
TOTAL FIXED INCOME 736,055,330
INTERNATIONAL EQUITY—31.7%
65,646,439
Nuveen Emerging Markets Equity Index Fund, Class W 727,362,546
67,650,868
Nuveen International Equity Index Fund, Class W 1,610,090,669
TOTAL INTERNATIONAL EQUITY 2,337,453,215
U.S. EQUITY—58.1%
103,375,302
Nuveen Equity Index Fund, Class W 4,290,075,013
TOTAL U.S. EQUITY 4,290,075,013
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $5,185,560,295) 7,363,583,558
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$10,977,000 (b) Bank of New York Mellon Corp 4 .350% 03/03/25 10,977,000
TOTAL REPURCHASE AGREEMENT 10,977,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,977,000) 10,977,000
TOTAL INVESTMENTS—100.0%
(Cost $5,196,537,295) 7,374,560,558
OTHER ASSETS & LIABILITIES, NET—0.0% 3,055,945
NET ASSETS—100.0% $ 7,377,616,503
(a) Affiliated fund.
(b) Agreement with Bank of New York Mellon Corp, 4.350% dated 2/28/25 to be repurchased at $11,068,681 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 4.000%
and maturity date 12/15/27, valued at $11,196,548.

Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2050
Affiliated investment companies $7,363,583,558 $— $— $7,363,583,558
Short-term investments — 10,977,000 — 10,977,000
Total $7,363,583,558 $10,977,000 $— $7,374,560,558
1 1 1 1 1

Lifecycle Index 2055
Portfolio of Investments February 28, 2025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—8.7%
41,133,754
Nuveen Bond Index Fund, Class W $ 398,586,077
TOTAL FIXED INCOME 398,586,077
INTERNATIONAL EQUITY—32.1%
41,252,128
Nuveen Emerging Markets Equity Index Fund, Class W 457,073,574
42,505,188
Nuveen International Equity Index Fund, Class W 1,011,623,479
TOTAL INTERNATIONAL EQUITY 1,468,697,053
U.S. EQUITY—59.0%
64,992,192
Nuveen Equity Index Fund, Class W 2,697,175,954
TOTAL U.S. EQUITY 2,697,175,954
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,373,485,165) 4,564,459,084
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$8,157,000 (b) Bank of New York Mellon Corp 4 .350% 03/03/25 8,157,000
TOTAL REPURCHASE AGREEMENT 8,157,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,157,000) 8,157,000
TOTAL INVESTMENTS—100.0%
(Cost $3,381,642,165) 4,572,616,084
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,492,282)
NET ASSETS—100.0% $ 4,571,123,802
(a) Affiliated fund.
(b) Agreement with Bank of New York Mellon Corp, 4.350% dated 2/28/25 to be repurchased at $8,225,129 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 4.000%
and maturity date 12/15/27, valued at $8,320,211.

Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2055
Affiliated investment companies $4,564,459,084 $— $— $4,564,459,084
Short-term investments — 8,157,000 — 8,157,000
Total $4,564,459,084 $8,157,000 $— $4,572,616,084
1 1 1 1 1

Lifecycle Index 2060
Portfolio of Investments February 28, 2025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—7.5%
20,212,380
Nuveen Bond Index Fund, Class W $ 195,857,963
TOTAL FIXED INCOME 195,857,963
INTERNATIONAL EQUITY—32.5%
24,022,372
Nuveen Emerging Markets Equity Index Fund, Class W 266,167,878
24,744,487
Nuveen International Equity Index Fund, Class W 588,918,792
TOTAL INTERNATIONAL EQUITY 855,086,670
U.S. EQUITY—59.8%
37,860,310
Nuveen Equity Index Fund, Class W 1,571,202,863
TOTAL U.S. EQUITY 1,571,202,863
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,040,074,754) 2,622,147,496
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.3%
REPURCHASE AGREEMENT—0.3%
$7,777,000 (b) Bank of New York Mellon Corp 4 .350% 03/03/25 7,777,000
TOTAL REPURCHASE AGREEMENT 7,777,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,777,000) 7,777,000
TOTAL INVESTMENTS—100.1%
(Cost $2,047,851,754) 2,629,924,496
OTHER ASSETS & LIABILITIES, NET—(0.1)% (2,154,693)
NET ASSETS—100.0% $ 2,627,769,803
(a) Affiliated fund.
(b) Agreement with Bank of New York Mellon Corp, 4.350% dated 2/28/25 to be repurchased at $7,841,955 on 3/3/25, collateralized by Government Agency Securities, with coupon rate 4.000%
and maturity date 12/15/27, valued at $7,932,599.

Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2060
Affiliated investment companies $2,622,147,496 $— $— $2,622,147,496
Short-term investments — 7,777,000 — 7,777,000
Total $2,622,147,496 $7,777,000 $— $2,629,924,496
1 1 1 1 1

Lifecycle Index 2065
Portfolio of Investments February 28, 2025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.6%(a)
FIXED INCOME—6.2%
3,434,917
Nuveen Bond Index Fund, Class W $ 33,284,350
TOTAL FIXED INCOME 33,284,350
INTERNATIONAL EQUITY—32.8%
4,976,217
Nuveen Emerging Markets Equity Index Fund, Class W 55,136,480
5,127,764
Nuveen International Equity Index Fund, Class W 122,040,782
TOTAL INTERNATIONAL EQUITY 177,177,262
U.S. EQUITY—60.6%
7,869,132
Nuveen Equity Index Fund, Class W 326,568,976
TOTAL U.S. EQUITY 326,568,976
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $463,936,520) 537,030,588
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.7%
GOVERNMENT AGENCY DEBT—0.7%
$3,631,000 Federal Home Loan Bank (FHLB) 0 .000% 03/03/25 3,629,729
TOTAL GOVERNMENT AGENCY DEBT 3,629,729
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,630,165) 3,629,729
TOTAL INVESTMENTS—100.3%
(Cost $467,566,685) 540,660,317
OTHER ASSETS & LIABILITIES, NET—(0.3)% (1,441,718)
NET ASSETS—100.0% $ 539,218,599
(a) Affiliated fund.

Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2065
Affiliated investment companies $537,030,588 $— $— $537,030,588
Short-term investments — 3,629,729 — 3,629,729
Total $537,030,588 $3,629,729 $— $540,660,317
1 1 1 1 1